LEASES (Details Narrative)	Jun. 30, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Remaining lease terms	3 months
Lease Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Remaining lease terms	3 months
Weighted average discount rate	5.00%